Warrant Liability	3 Months Ended
Mar. 31, 2021
Warrant Liability
Warrant Liability

Note 11 — Warrant Liability

For the three months ended March 31, 2021, the Company issued warrants to purchase shares of the Company’s common stock related to multiple private placements. The warrants are as follows:

	Warrant Shares	Exercise Price
Hudson Bay Warrant; January 25, 2021	15,000,000	$2.000
Palladium Capital Warrant; January 25, 2021	480,000	$2.000
BHP Capital NY Warrant; January 28, 2021	1,500,000	$2.20
Hudson Bay Warrant; February 23, 2021	18,568,188	$3.722
Palladium Capital Warrant; February 23, 2021	1,650,346	$3.722

The warrants are subject to anti-dilution adjustments outlined in the Agreement. The warrants were classified as a liability with an initial fair value of $96,495,977, of which $75,156,534 was immediately expensed and $19,720,000 was recorded as a deferred debt discount. In addition, the warrants must be valued every reporting period and adjusted to market with the increase or decrease being adjusted through earnings. As of March 31, 2021, the fair value of the warrant liability was $58,235,566.

The warrants were valued using the Black-Scholes pricing model to calculate the grant-date fair value of the warrants with the following assumptions:

	Dividend Yield	Expected Volatility	Risk-free Interest Rate	Expected Life
Hudson Bay Warrant; January 25, 2021	0.00%	109.95%	0.13%	2.5 years
Palladium Capital Warrant; January 25, 2021	0.00%	109.95%	0.13%	2.5 years
BHP Capital NY Warrant; January 28, 2021	0.00%	110.00%	0.12%	2.5 years
Hudson Bay Warrant; February 23, 2021	0.00%	110.94%	0.11%	2.5 years
Palladium Capital Warrant; February 23, 2021	0.00%	110.94%	0.11%	2.5 years

The warrants were valued using the Black-Scholes pricing model to calculate the March 31, 2021 fair value of the warrants with the following assumptions:

	Dividend Yield	Expected Volatility	Risk-free Interest Rate	Expected Life
Hudson Bay Warrant; January 25, 2021	0.00%	113.79%	0.16%	2.5 years
Palladium Capital Warrant; January 25, 2021	0.00%	113.79%	0.16%	2.5 years
BHP Capital NY Warrant; January 28, 2021	0.00%	113.79%	0.16%	2.5 years
Hudson Bay Warrant; February 23, 2021	0.00%	113.79%	0.16%	2.5 years
Palladium Capital Warrant; February 23, 2021	0.00%	113.79%	0.16%	2.5 years